Long-Term Obligations and Other (Narrative) (Detail) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended					6 Months Ended			12 Months Ended			1 Months Ended		12 Months Ended
	Jan. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Hosting Services Agreements [Member]	Dec. 31, 2011 Software Licensing Agreements [Member]	Jun. 30, 2012 Notes Payable [Member]	Dec. 31, 2011 Notes Payable [Member]	Dec. 31, 2010 Notes Payable [Member]	Dec. 31, 2011 Notes Payable [Member] Term Loan [Member]	Dec. 31, 2010 Notes Payable [Member] Term Loan [Member]	Nov. 30, 2010 Notes Payable [Member] Term Loan [Member]	Sep. 30, 2011 Notes Payable [Member] Revolving Credit Facility [Member]	Mar. 31, 2011 Notes Payable [Member] Revolving Credit Facility [Member]	Dec. 31, 2011 Notes Payable [Member] Revolving Credit Facility [Member] Month	Dec. 31, 2010 Notes Payable [Member] Revolving Credit Facility [Member]	Nov. 30, 2010 Notes Payable [Member] Revolving Credit Facility [Member]
Loan and Security Agreement														$ 10,000,000					$ 7,000,000
Modified to increase the total size of the Revolving Line															20,000,000	10,000,000
Percentage of LIBOR over prime rate										1.00%
Percentage of variable interest rate										5.00%	5.00%
Maturity date												Dec. 01, 2013					Dec. 01, 2013
Number of installments(in months)																	36
Outstanding amount												6,700,000	10,000,000				10,000,000	0
Payment of bank term loan									10,000,000
Payment of revolving line of credit									6,700,000
Rent expense		2,400,000	2,000,000	4,200,000	2,600,000	1,600,000
Total annual lease payments for current year	200,000			3,931,000
Operating lease term	2.8
Future minimum payments in 2012				655,000			2,500,000
Future minimum payments in 2013				326,000			1,800,000
Future minimum payments in 2014				32,000			1,800,000
Future minimum payments in 2015							1,800,000
Future minimum payments in 2016							1,800,000
Annual contractual commitment in 2012								3,800,000
Annual contractual commitment in 2013								4,700,000
Annual contractual commitment in 2014								0
Deferred revenue not to be recognized		$ 600,000		$ 1,100,000	$ 1,400,000